Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property And Equipment
Schedule of Changes in Property and Equipment
	As At March 31, 2019
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$8,481	$348	$698	$476	$10,003
Exchange difference	(292)	(12)	(43)	(12)	(359)
Revaluation	1,745	—	—	—	1,745
Additions	207	16	116	394	733
Reclassification and other adjustment		(61)	2	—	(59)
Disposals	(449)	(56)	—	(65)	(570)
Adjustment of depreciation on disposal	367	39	—	61	467
Depreciation charge	(497)	(75)	(224)	(253)	(1,049)
Balance as at March 31, 2019	$9,562	$199	$549	$601	$10,911
Capital work-in-progress					$10
Net carrying value as at March 31, 2019					$10,921

	As At March 31, 2018
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$8,791	$432	$504	$606	$10,333
Exchange difference	(20)	—	(4)	(2)	(26)
Additions	393	31	422	181	1,027
Disposals	—	(91)	(468)	(227)	(786)
Adjustment of depreciation on disposal	—	79	420	221	720
Depreciation charge	(683)	(103)	(176)	(303)	(1,265)
Balance as at March 31, 2018	$8,481	$348	$698	$476	$10,003
Capital work-in-progress					$10
Net carrying value as at March 31, 2018					$10,013

Schedule of Carrying Value of Property and Equipment
	As At March 31, 2019
	(in thousands)
Cost or valuation	$13,858	$1,759	$1,389	$4,318	$21,324
Accumulated depreciation	(4,296)	(1,560)	(840)	(3,717)	(10,413)
Net carrying amount	$9,562	$199	$549	$601	$10,911
Capital work-in-progress					$10
Net carrying value as at March 31, 2019					$10,921

	As At March 31, 2018
	(in thousands)
Cost or valuation	$12,647	$1,872	$1,314	$4,001	$19,834
Accumulated depreciation	(4,166)	(1,524)	(616)	(3,525)	(9,831)
Net carrying amount	$8,481	$348	$698	$476	$10,003
Capital work-in-progress					$10
Net carrying value as at March 31, 2018					$10,013